Property and Equipment	12 Months Ended
Jun. 30, 2018
Property, Plant and Equipment [Abstract]
Property and Equipment

NOTE 3 – PROPERTY AND EQUIPMENT

Property and equipment consist of the following as of June 30,

	2018	2017

Office equipment at cost	$25,244	$26,189
Less: Accumulated depreciation	(16,967)	(15,399)

Total property, plant, and equipment	$8,277	$10,790

Depreciation expense for the years ended June 30, 2018 and 2017 were $2,225 and $2,166, respectively.